Annual Total Returns [BarChart] - Voya Growth and Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(0.72%)
2012	15.24%
2013	30.07%
2014	10.19%
2015	(1.82%)
2016	9.25%
2017	19.79%
2018	(4.88%)
2019	28.29%
2020	16.74%